Summary of Significant Accounting Policies (Details) - Schedule of depreciation is charged to write off the cost of assets - USD ($)	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2008
Buildings [Member]
Summary of Significant Accounting Policies (Details) - Schedule of depreciation is charged to write off the cost of assets [Line Items]
Cost of asset		$ 25	$ 25
Tanks [Member]
Summary of Significant Accounting Policies (Details) - Schedule of depreciation is charged to write off the cost of assets [Line Items]
Cost of asset	$ 50	50	50
Installations [Member] | Minimum [Member]
Summary of Significant Accounting Policies (Details) - Schedule of depreciation is charged to write off the cost of assets [Line Items]
Cost of asset			20
Installations [Member] | Maximum [Member]
Summary of Significant Accounting Policies (Details) - Schedule of depreciation is charged to write off the cost of assets [Line Items]
Cost of asset			25
Other Equipment [Member]
Summary of Significant Accounting Policies (Details) - Schedule of depreciation is charged to write off the cost of assets [Line Items]
Cost of asset		$ 5	5
Right of use asset – Land [Member]
Summary of Significant Accounting Policies (Details) - Schedule of depreciation is charged to write off the cost of assets [Line Items]
Cost of asset	$ 60		$ 60